Fair value of financial instruments	12 Months Ended
Jun. 30, 2023
Fair Value Of Financial Instruments
Fair value of financial instruments

27. Fair value of financial instruments

The Company’s financial instruments comprise the following:

		Consolidated Group
	Notes	2023 A$	2022 A$
Cash and cash equivalents		3,174,700	4,083,735
Trade and other receivables	(a)	1,288,513	1,203,249
Term deposits with financial institutions	(b)	69,942	69,942
Trade and other payables	(a)	(2,507,573)	(1,454,241)
Lease liabilities		(417,743)	(450,416)
Borrowings	(c)	(301,600)	(308,100)
		1,306,239	3,144,169

(a)	The fair values are a close approximation of the carrying amounts for trade and other receivables and payables on account of the short term maturity cycle.
(b)	The fair values are a close approximation of the carrying amounts for term deposits as these deposits are interest bearing and are rolled over at short maturity.
(c)	Borrowings relate to ASX convertible notes (refer to Note 17).